UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional  Investment Manager Filing this Report:

Name:      JL Advisors, LLC
Address:   655 Madison Avenue, 21st Floor
           New York, NY 10021
           ----------------------------------

Form  13F  File  Number:  28-5227
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   5/14/2001
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           21
                                              -----------

Form  13F  Information  Table  Value  Total:  $   234,616
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AT&T Corp                      COM LIB GRP A    001957208     3087  220525 SH       SOLE              220525      0    0
AT&T Corp                      COM              001957109    14444  678100 SH       SOLE              678100      0    0
Axcelis Technologies Inc       COM              054540109     1639  141765 SH       SOLE              141765      0    0
Blockbuster Inc                CL A             093679108    13116  874968 SH       SOLE              874968      0    0
C Cor Net Corp                 COM              125010108      134   20000 SH       SOLE               20000      0    0
Canadian Pac Ltd New           COM              135923100    29403  801165 SH       SOLE              801165      0    0
Cendant Corp                   COM              151313103     4129  283000 SH       SOLE              283000      0    0
Ceridian Corp New              COM              156779100    19416 1049506 SH       SOLE             1049506      0    0
Conexant Systems Inc           COM              207142100     2115  236683 SH       SOLE              236683      0    0
Constellation Energy Group Inc COM              210371100    21631  490509 SH       SOLE              490509      0    0
F M C Corp                     COM NEW          302491303    23940  325089 SH       SOLE              325089      0    0
Global Lt Telecommunications   COM              37934X100     1713  572940 SH       SOLE              572940      0    0
Hickory Tech Corp              COM              429060106     2194  147500 SH       SOLE              147500      0    0
Liberty Satellite & Technology CL A             531182103     1907 1129779 SH       SOLE             1129779      0    0
Inc
Litton Inds Inc                COM              538021106     4000   50000 SH       SOLE               50000      0    0
R H Donnelley Corp             COM NEW          74955W307    28916  997100 SH       SOLE              997100      0    0
Rite Aid Corp                  COM              767754104     2007  300000 SH       SOLE              300000      0    0
Southern Co                    COM              842587107    34571  985200 SH       SOLE              985200      0    0
SPX Corp                       COM              784635104     8975   98883 SH       SOLE               98883      0    0
Viad Corp                      COM              92552R109     1566   65700 SH       SOLE               65700      0    0
Waddell & Reed Finl Inc        CL B             930059209    15713  552900 SH       SOLE              552900      0    0